DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS	12 Months Ended
Dec. 31, 2021
DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS [Abstract]
DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS
8.	DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS

a)	Other receivables

	2021		2020
	Current	Non Current	Current	Non Current
Turnover tax balance	126,700	-	38,486	-
Income tax credit balance	21,919	-	9,064	-
VAT credit balance	702,758	-	-	-
Other tax receivables	37,764	472	21,314	2,949
Prepaid expenses	418,223	-	215,121	-
Advances to suppliers	3,022,243	-	1,906,942	-
Balances with related parties	-	-	127,147	-
Allowance for doubtful accounts	-	-	(81,610)	-
Subsidies receivables	1,246,168	-	457,017	-
Other Receivables UT	29,223	-	65,205	-
Others	371,732	8,383	513,498	11,476
Total	5,976,730	8,855	3,272,184	14,425

The movement of the allowance for doubtful accounts is as follows:

Balances as of December 31, 2019	-
Inflation adjustment restatement	(66,684)
Additions(1)	352,266
Applications	-
Reversals(1)	(203,972)
Balances as of December 31, 2020	81,610
Inflation adjustment restatement	(15,019)
Additions	-
Applications	-
Reversals (1)	(66,591)
Balances as of December 31, 2021	-

(1)	Included in “Selling Expenses”

b)	Trade receivables

	2021		2020
	Current	Non Current	Current	Non Current
Commons	10,398,881	-	8,979,874	-
UT	105,278	-	-	-
Natural Gas Transportation	3,430,255	-	5,598,007	-
Production and Commercialization of Liquids	5,540,783	-	2,333,739	-
Other services	1,322,565	-	1,048,128	-
Related parties (Note 21)	357,140	-	499,221	-
Natural Gas Transportation	81,475	-	115,283	-
Production and Commercialization of Liquids	108	-	176,205	-
Other services	275,557	-	207,733	-
Allowance for doubtful accounts	(132,521)	-	(200,029)	-
Total	10,623,500	-	9,279,066	-

The movement of the allowance for doubtful accounts is as follows:

Balances as of December 31, 2019	277,325
Inflation adjustment restatement	(77,296)
Additions	-
Applications	-
Reversals	-
Balances as of December 31, 2020	200,029
Inflation adjustment restatement	(67,508)
Additions	-
Applications	-
Reversals	-
Balances as of December 31, 2021	132,521

c)	Cash and cash equivalents

	2021	2020
Cash and banks	109,852	1,902,151
UT Cash and banks	73	254
Mutual funds in local currency	4,178,084	1,242,550
Mutual funds in foreign currency	-	3,548,034
Interest-bearing accounts	110,325	327,139
UT Mutual funds	30,468	3,799
Total	4,428,802	7,023,927

d)	Contract liabilities

	2021		2020
	Current	Non Current	Current	Non Current
Natural Gas Transportation	185,266	3,215,176	185,267	3,400,458
Production and Commercialization of Liquids	135,321	463,525	103,317	598,844
Other services	168,369	1,949,400	167,921	2,117,045
UT	13,410	-	23,467	-
Total	502,366	5,628,101	479,972	6,116,347

During 2021 and 2020 financial years, the Company recognized Ps. 386,958 and Ps. 298,490, respectively, in revenues for sales from contracts with clients in the Statement of Comprehensive Income, which had been included in the balance at the beginning of each year.

Revenues related to the contract liabilities will be recognized in the Statement of Comprehensive Income in accordance with the schedule stipulated with the customers for the provision of the service, which will be completed between 2025 and 2047.

e)	Other payables

	2021		2020
	Current	Non Current	Current	Non Current
Payable for compensation for the Board of Directors and Supervisory Committee	19,410	-	17,434	-
Others	1,018	-	2,959	-
UT Other liabilities	297,843	-	435,411	-
Total	318,271	-	455,804	-

f)	Taxes payables

	2021		2020
	Current	Non Current	Current	Non Current
Health and safety tax	21,521	-	19,787	-
Withholdings and perceptions made to third parties	318,858	-	134,623	-
Turnover Tax	137,564	-	245,389	-
Tax on exports	173,487	-	-	-
VAT	-	-	104,518	-
Others	14,623	-	21,675	-
Total	666,053	-	525,992	-

g)	Trade payables

	2021		2020
	Current	Non Current	Current	Non Current
Suppliers	5,473,592	-	4,023,212	-
UT Suppliers	66,395	-	116,015	-
Customers (credit balances)	9,640	-	26,623	-
Related companies (Note 21)	518,698	-	65,944	-
Total	6,068,325	-	4,231,794	-

h)	Revenues

	2021	2020	2019
Sales of goods and services	86,826,599	83,838,376	99,374,368
Subsidies	2,149,729	494,885	416,018
Total	88,976,328	84,333,261	99,790,386

Disaggregation of revenues

Below is a table in which revenues are disaggregated considering the type of market and the opportunity to satisfy performance obligations:

Year ended December 31, 2021
	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Total
Primary geographical market:
External market	-	22,951,848	-	-	22,951,848
Local market	24,502,882	32,778,927	8,284,497	458,174	66,024,480
Total	24,502,882	55,730,775	8,284,497	458,174	88,976,328
Timing of revenue recognition:
Over the time	24,502,882	2,457,050	8,284,497	458,174	35,702,603
At a point in time	-	53,273,725	-	-	53,273,725
Total	24,502,882	55,730,775	8,284,497	458,174	88,976,328

Year ended December 31, 2020
	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Total
Primary geographical market:
External market	-	14,391,615	-	-	14,391,615
Local market	35,473,714	27,263,289	6,587,852	616,791	69,941,646
Total	35,473,714	41,654,904	6,587,852	616,791	84,333,261
Timing of revenue recognition:
Over the time	35,473,714	2,514,642	6,587,852	616,791	45,192,999
At a point in time	-	39,140,262	-	-	39,140,262
Total	35,473,714	41,654,904	6,587,852	616,791	84,333,261

Year ended December 31, 2019
	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Total
Primary geographical market:
External market	-	18,792,031	-	-	18,792,031
Local market	46,483,347	28,755,273	5,192,071	567,664	80,998,355
Total	46,483,347	47,547,304	5,192,071	567,664	99,790,386
Timing of revenue recognition:
Over the time	46,483,347	2,521,015	5,192,071	567,664	54,764,097
At a point in time	-	45,026,289	-	-	45,026,289
Total	46,483,347	47,547,304	5,192,071	567,664	99,790,386

Detailed information of revenues on each business segment for the years ended December 31, 2021, 2020 and 2019 is disclosed below:

i.	Natural Gas Transportation:

	2021	2020	2019
Firm	19,921,823	28,809,075	38,059,768
Access and Charge	862,511	1,267,710	1,717,346
Interruptible and Others	3,718,548	5,396,929	6,706,233
Total	24,502,882	35,473,714	46,483,347

ii.	Production and Commercialization of Liquids:

	2021	2020	2019
Product	51,123,996	38,645,377	44,610,271
Services	2,457,050	2,514,642	2,521,015
Government grants	2,149,729	494,885	416,018
Total	55,730,775	41,654,904	47,547,304

iii.	Other services:

	2021	2020	2019
Conditioning and treatment	3,341,498	3,074,657	2,616,068
Operation and maintenance	247,102	252,030	1,339,125
Steam sales	220,241	274,901	475,850
Construction	44,976	38,961	24,451
UT Construction	40,912	106,385	385,682
Transportation and conditioning of Natural Gas	4,177,291	2,707,674	340,553
Others	212,477	133,244	10,342
Total	8,284,497	6,587,852	5,192,071

i)	Cost of sales

	2021	2020	2019
Inventories at the beginning of the year	862,634	632,178	1,138,879
Purchases	23,636,161	19,125,727	24,767,210
Operating costs (Note 8.i.)	24,333,362	22,712,854	24,815,999
Inventories at the end of the year	(1,169,604)	(862,634)	(632,178)
Total	47,662,553	41,608,125	50,089,910

j)	Expenses by nature – Information required under art. 64 paragraph I, clause B) Commercial Companies Law

	2021

		Operating expenses
Accounts	Total	Regulated Activities	Non Regulated Activities	Administrative expenses	Selling expenses		Financial expenses

Salaries, wages and other compensations	5,962,507	2,580,747	1,993,744	1,063,760	324,256		-
Social security taxes	1,209,356	537,899	421,436	175,402	74,619		-
Compensation to Directors and Supervisory Committee	63,755	-	-	63,755	-		-
Professional services fees	511,324	36,077	53,385	401,145	20,717		-
Technical operator assistance fees	2,181,985	381,998	1,799,987	-	-		-
Materials	822,076	272,813	549,239	-	24		-
Third parties services	726,165	340,084	345,773	40,308	-		-
Telecommunications and post expenses	48,753	9,623	9,399	25,036	4,695		-
Rents	31,379	14,509	8,431	7,985	454		-
Transports and freight	255,090	147,577	103,381	3,959	173		-
Easements	182,460	171,468	10,992	-	-		-
Offices supplies	19,831	6,992	4,354	7,604	881		-
Travels expenses	56,179	31,286	10,851	11,483	2,559		-
Insurance	437,480	254,192	153,008	30,280	-		-
Property, plant and equipment maintenance	4,011,920	3,387,369	582,634	41,917	-		-
Depreciation of property, plant and equipment	9,610,783	6,450,418	2,503,669	656,696	-		-
Taxes and contributions	5,356,249	929,080	38,404	16,636	4,372,129	(1)	-
Advertising	53,158	-	-	-	53,158		-
Doubtful accounts	(66,591)	-	-	-	(66,591)		-
Banks expenses	11,982	-	-	11,982	-		-
Interests expense	4,468,022	-	-	-	-		4,468,022
Foreign exchange loss	12,443,627	-	-	-	-		12,443,627
Costs of services rendered to third parties	57,472	-	57,472	-	-		-
Other expenses	149,460	53,426	81,645	6,858	7,531		-

Total 2021	48,604,422	15,605,558	8,727,804	2,564,806	4,794,605		16,911,649

(1)	Includes tax on exports for Ps. 1,575,910 for the year ended December 31, 2021.

	2020

		Operating expenses

Accounts	Total	Regulated Activities	Non Regulated Activities	Administrative expenses	Selling expenses		Financial expenses

Salaries, wages and other contributions	6,114,350	2,737,746	1,910,040	1,119,353	347,211		-
Social security taxes	1,243,670	535,986	382,148	250,317	75,219		-
Compensation to Directors and Supervisory Committee	60,436	-	-	60,436	-		-
Professional services fees	477,404	52,098	20,074	363,937	41,295		-
Technical operator assistance fees	2,159,162	889,725	1,269,437	-	-		-
Materials	683,822	247,949	435,873	-	-		-
Third parties services	782,044	355,546	396,534	29,117	847		-
Telecommunications and post expenses	71,577	20,133	15,884	31,373	4,187		-
Rents	38,033	15,239	7,826	13,822	1,146		-
Transports and freight	236,569	140,247	92,443	3,879	-		-
Easements	148,593	132,186	16,407	-	-		-
Offices supplies	13,670	4,660	1,944	6,654	412		-
Travels expenses	103,124	46,362	30,146	22,809	3,807		-
Insurance	386,256	221,742	137,381	27,112	21		-
Property, plant and equipment maintenance	2,826,307	2,429,955	347,456	48,896	-		-
Depreciation of property, plant and equipment	9,299,865	6,373,039	2,412,773	514,053	-		-
Taxes and contributions	4,533,369	763,375	39,366	1,929	3,728,699	(1)	-
Advertising	129,805	-	-	-	129,805		-
Doubtful accounts	143,496	-	-	-	143,496		-
Banks expenses	35,824	-	-	35,824	-		-
Interests expense	5,069,041	-	-	-	-		5,069,041
Foreign exchange loss	22,393,825	-	-	-	-		22,393,825
Capitalized finance costs	-	-	-	-	-		-
Costs of services rendered to third parties	164,024	-	164,024	-	-		-
Other expenses	81,049	33,935	33,175	10,523	3,416		-

Total 2020	57,195,315	14,999,923	7,712,931	2,540,034	4,479,561		27,462,866

(1)	Includes tax on exports of Ps. 635,724 for the year ended December 31, 2020.

	2019

		Operating expenses
Accounts	Total	Regulated Activities	Non Regulated Activities	Administrative expenses	Selling expenses		Financial expenses

Salaries, wages and other compensations	6,562,187	3,006,783	1,958,803	1,242,364	354,237		-
Social security taxes	1,222,911	558,138	350,378	240,539	73,856		-
Compensation to Directors and Supervisory Committee	66,843	-	-	66,843	-		-
Professional services fees	992,795	31,612	510,954	384,210	66,019		-
Technical operator assistance fees	2,352,434	1,595,035	757,399	-	-		-
Materials	796,845	348,136	448,709	-	-		-
Third parties services	895,680	369,962	457,969	50,315	17,434		-
Telecommunications and post expenses	92,079	26,623	12,528	49,219	3,709		-
Rents	89,920	26,133	43,443	18,264	2,080		-
Transports and freight	238,343	150,010	83,329	5,004	-		-
Easements	188,932	179,533	9,399	-	-		-
Offices supplies	27,395	8,258	4,747	10,650	3,740		-
Travels expenses	272,248	134,592	73,845	56,182	7,629		-
Insurance	198,092	96,809	78,295	13,133	9,855		-
Property, plant and equipment maintenance	5,274,937	4,588,739	613,203	72,995	-		-
Depreciation of property, plant and equipment	7,594,226	5,841,477	1,433,088	319,661	-		-
Taxes and contributions	6,255,346	686,707	50,291	8,021	5,510,327	(1)	-
Advertising	185,225	-	-	-	185,225		-
Doubtful accounts	5,004	-	-	-	5,004		-
Banks expenses	39,677	-	-	39,677	-		-
Interests expense	5,157,490	-	-	-	-		5,157,490
Foreign exchange loss	32,131,915	-	-	-	-		32,131,915
Capitalized finance costs	(916,898)	-	-	-	-		(916,899)
Costs of services rendered to third parties	28,078	-	28,078	-	-		-
Other expenses	272,701	162,831	90,163	12,749	6,958		-

Total 2019	70,024,404	17,811,378	7,004,621	2,589,826	6,246,073		36,372,506

(1)	Includes tax on exports for Ps. 1,733,163 for the year ended December 31, 2019.

k)	Net financial results

	2021	2020	2019
Financial income
Interest income	792,128	825,047	1,478,642
Foreign exchange gain	6,080,059	7,500,020	16,060,488
Subtotal	6,872,187	8,325,067	17,539,130
Financial expenses
Interest expense (1)	(4,468,022)	(5,069,041)	(5,157,490)
Foreign exchange loss	(12,443,627)	(22,393,825)	(32,131,913)
less: Capitalized finance costs	-	-	916,898
Subtotal	(16,911,649)	(27,462,866)	(36,372,505)
Other financial results
Notes repurchase results	(414,204)	602,794	-
Derivative financial instruments results	(80,715)	678,596	(39,397)
Fair value gains / (losses) on financial instruments through profit or loss	1,190,945	(10,966,868)	1,114,219
Others	(493,170)	(540,484)	(841,820)
Subtotal	202,856	(10,225,962)	233,002
Gain on net monetary position	9,400,298	9,784,128	12,646,382
Total	(436,308)	(19,579,633)	(5,953,990)

(1)	Includes Ps. 291,753, Ps. 365,787 and Ps. 405,596 of accrued interest corresponding to leasing liabilities, for the years ended December 31, 2021, 2020 and 2019.

l)	Other operating results

	2021	2020	2019
Net increase in provisions (1)	(314,198)	(233,040)	(320,826)
Recovery of insurance	375,191	357,698	-
Recovery action of VAT and income tax (Note 20.c)	74,393	-	58,769
Others	(6,570)	26,026	-
Total	128,816	150,684	(262,057)

(1)	Including legal expenses

m)	Other financial assets at amortized cost

	2021		2020
	Current	Non Current	Current	Non Current
Fixed term deposits in foreign currency	-	22,443,338	-	20,763,405
VRD bonds	1,910	1,184	4,595	4,672
Private debt bonds	-	-	23,056	-
Total	1,910	22,444,522	4,595	20,768,077

n)	Other financial assets at fair value through profit or loss

	2021		2020
	Current	Non Current	Current	Non Current
Mutual funds in local market	78,477	-	-	-
Public debt bonds	3,302,383	-	3,201,152	-
Private debt bonds with related parties	712,837	-	-	-
Private debt bonds	9,174,217	-	-	-
Total	13,267,914	-	3,201,152	-

o)	Payroll and social security taxes payable

	2021		2020
	Current	Non Current	Current	Non Current
Vacation benefit payable	608,924	-	1,016,639	-
Annual bonus payable	460,153	-	449,805	-
Social security taxes payable	351,718	-	263,974	-
UT	3,567	-	2,373	-
Total	1,424,362	-	1,732,791	-